Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2013
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I-Summary of Investments Other-Than-Investments in Related Parties

December 31, 2013

Schedule I—Summary of Investments Other —Than—Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
		(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$573	$737	$737
States, municipalities and political subdivisions	26,026	28,422	28,422
Foreign governments	255	338	338
Commercial mortgage-backed	693	752	752
Residential mortgage-backed	6,993	7,651	7,651
Corporate	60,446	66,179	66,179
Total fixed maturity securities	94,986	104,079	104,079

Equity securities:
Non-redeemable preferred stocks	6,901	7,200	7,200

Commercial mortgage loans on real estate, at amortized cost	24,959	27,981	24,959
Policy loans	219	219	219
Short-term investments	1,911	1,911	1,911
Other investments	333	333	333
Total investments	$129,309	$141,723	$138,701